12. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Mining Claims

As part of our acquisition of the Silver District properties from Columbus Exploration, we assumed the Red Cloud lease whose initial term expires in August 2026. The lease requires annual advance minimum royalty payments of $10,000 through the term of the lease due on the annual anniversary of the agreement. The lease is also subject to a 2% net production royalty to be paid to the lessor from the sale of precious metals extracted from the leased property. In order to maintain the BLM lode and mill site claims, annual payments are required before the end of August of each year. Payments are also due annually on two patented claims we leased in July 2015 and on our Arizona State Minerals Exploration Permit. As of September 30, 2018, all of these claims and leases are in good standing except for the two patented claims leased in 2015.

Leases

As part of our acquisition of MV2 in Mexico, we assumed the following leases payable in local currency as follows:

a)	Ejido S.D.A, 10 year lease, 6 hectares, executed January 2016, expires December 2025. Annual payments 25,000 MX pesos. Renewable for 10 years.

b)	Silverio Medina Ozuna, 3 year lease, 1 hectare, executed May 2017, expires April 2020. Annual payments 15,000 MX pesos. Renewable for 3 year periods.

c)	Silverio Medina Ozuna, 10 year lease, 2 hectares, executed May 2010, expires April 2020. Payment $100,000 MX pesos paid in advance at lease execution. Renewable for 10 years.

The minimum future payments due on these leases are as follows for the next five years and thereafter and have been translated to US dollars using an exchange rate at September 30, 2018 of 18.72 MX pesos to US dollars:

Payment Due Date	Minimum Due ($)

2019	2,137
2020	1,336
2021	1,336
2022 and thereafter	9,349

Other contractual arrangements

On November 1, 2016 the Company executed a Finder’s Agreement (“Agreement”), with a third party consultant to introduce the Company to potential investors beginning with its November 2016 private placement offering. The term of the Agreement is six months, or until the Company informs the consultant it has located investors to purchase the securities. The consultant is to be compensated for the services by cash payments totaling $30,000, payable at or before the termination of the Agreement. As of September 30, 2018, the Company paid approximately $23,500 in total to the consultant pursuant to the Agreement, including $12,500 paid during year ended December 31, 2017 and $11,000 during the year ended December 31, 2016.

On October 24, 2016, the Company entered into an agreement with Rio Silver, discussed in Note 3 – Mining Option Agreement, requiring the Company to spend $2,000,000 in exploration costs over the three-year period commencing with the execution of the Agreement. Effective December 31, 2017, the Company agreed with Rio Silver to terminate the option agreement, thereby terminating the requirement for exploration cost expenditures and the Company’s option to earn an interest in the Niñobamba Silver/Gold Project.

Note 12 - Commitments and Contingencies

Leases

As part of our acquisition of the Silver District properties from Columbus Exploration, we assumed the Red Cloud lease whose initial term expires in August 2026. The lease requires annual advance minimum royalty payments of $10,000 through the term of the lease due on the annual anniversary of the agreement. The lease is also subject to a 2% net production royalty to be paid to the lessor from the sale of precious metals extracted from the leased property. In order to maintain the BLM lode and mill site claims, annual payments are required before the end of August of each year. Payments are also due annually on two patented claims we leased in July 2015 and on our Arizona State Minerals Exploration Permit. As of December 31, 2017, all of these claims and leases are in good standing except for the two patented claims leased in 2015.

As part of our acquisition of MV2 in Mexico, we assumed the following leases payable in local currency as follows:

a)	Ejido S.D.A, 10 year lease, 6 hectares, executed January 2016, expires December 2025. Annual payments 25,000 MX pesos. Renewable for 10 years.
b)	Silverio Medina Ozuna, 3 year lease, 1 hectare, executed May 2017, expires April 2020. Annual payments 15,000 MX pesos. Renewable for 3 year periods.
c)	Silverio Medina Ozuna, 10 year lease, 2 hectares, executed May 2010, expires April 2020. Payment $100,000 MX pesos paid in advance at lease execution. Renewable for 10 years.

The minimum future payments due on these leases are as follows for the next five years and thereafter and have been translated to US dollars using an exchange rate at December 31, 2017 of 19.67 MX pesos to US dollars:

Payment Due Date	Minimum Due ($)
2018	2,033
2019	2,033
2020	1,271
2021	1,271
2022 and thereafter	5,084

Other contractual arrangements

On November 1, 2016 the Company executed a Finder’s Agreement (“Agreement”), with a third party consultant to introduce the Company to potential investors beginning with its November 2016 private placement offering. The term of the Agreement is six months, or until the Company informs the consultant it has located investors to purchase the securities. The consultant is to be compensated for the services by cash payments totaling $30,000, payable at or before the termination of the Agreement. As of December 31, 2017 the Company paid approximately $23,500 in total to the consultant pursuant to the Agreement, including $12,500 paid during year ended December 31, 2017 and $11,000 during the year ended December 31, 2016.

On October 24, 2016, the Company entered into an agreement with Rio Silver, discussed in Note 3 – Mining Option Agreement, requiring the Company to spend $2,000,000 in exploration costs over the three-year period commencing with the execution of the Agreement. Effective December 31, 2017, the Company agreed with Rio Silver to terminate the option agreement, thereby terminating the requirement for exploration cost expenditures and the Company’s option to earn an interest in the Niñobamba Silver/Gold Project.